Equity and Other Comprehensive Income (Loss) - Summary of Other Reserves (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Other Reserves [Line Items]
Opening balance on Jan 1	kr 8,201
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	(667)		kr 1,030	kr 31
Tax on items that will not be reclassified to profit or loss	(114)		(3,067)	(682)
Cash flow hedge reserve
Gains/losses arising during the period	754		(701)	(542)
Reclassification to profit and loss	1,090		280	(96)
Gains/losses arising during the period			3,703
Transfer to goodwill			(3,677)
Translation reserves
Changes in translation reserves	(2,375)	[1]	7,130	3,342
Reclassification to profit and loss	59	[1]	(85)	46
Share of other comprehensive income of JV and associated companies	(10)		49	28
Tax on items that have been or may be reclassified to profit or loss	(380)		87	126
Other comprehensive income, net of tax	(738)		15,418	5,790
Total comprehensive income	(26,842)		34,530	28,770
Transfer to retained earnings			0
Closing balance on Dec 31	6,759		8,201
Reserve of exchange differences on translation [member]
Other Reserves [Line Items]
Opening balance on Jan 1	8,443		1,206
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	0		0
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Gains/losses arising during the period	0		0
Transfer to goodwill	0		0
Translation reserves
Changes in translation reserves	(2,425)		7,273
Reclassification to profit and loss	59		(85)
Share of other comprehensive income of JV and associated companies	(10)		49
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income, net of tax	(2,376)		7,237
Total comprehensive income	(2,376)		7,237
Transfer to retained earnings	0		0
Closing balance on Dec 31	6,067		8,443	1,206
Reserve of cash flow hedges [member]
Other Reserves [Line Items]
Opening balance on Jan 1	(719)		(411)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	0		(758)
Cash flow hedge reserve
Gains/losses arising during the period	754		(701)
Reclassification to profit and loss	1,090		280
Gains/losses arising during the period	0		3,703
Transfer to goodwill	0		(3,677)
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	(380)		87
Other comprehensive income, net of tax	1,464		(1,066)
Total comprehensive income	1,464		(1,066)
Transfer to retained earnings	0		758
Closing balance on Dec 31	745		(719)	(411)
Revaluation Of Borrowings [Member]
Other Reserves [Line Items]
Opening balance on Jan 1	477		(341)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	(667)		1,030
Tax on items that will not be reclassified to profit or loss	137		(212)
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Gains/losses arising during the period	0		0
Transfer to goodwill	0		0
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income, net of tax	(530)		818
Total comprehensive income	(530)		818
Transfer to retained earnings	0		0
Closing balance on Dec 31	(53)		477	(341)
Other reserves [member]
Other Reserves [Line Items]
Opening balance on Jan 1	8,201		454
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	(667)		1,030	31
Tax on items that will not be reclassified to profit or loss	137		(970)	(6)
Cash flow hedge reserve
Gains/losses arising during the period	754		(701)	(542)
Reclassification to profit and loss	1,090		280	(96)
Gains/losses arising during the period	0		3,703
Transfer to goodwill	0		(3,677)
Translation reserves
Changes in translation reserves	(2,425)	[1]	7,273	3,556
Reclassification to profit and loss	59	[1]	(85)	46
Share of other comprehensive income of JV and associated companies	(10)		49	28
Tax on items that have been or may be reclassified to profit or loss	(380)		87	126
Other comprehensive income, net of tax	(1,442)		6,989	3,143
Total comprehensive income	(1,442)		6,989	3,143
Transfer to retained earnings	0		758
Closing balance on Dec 31	kr 6,759		kr 8,201	kr 454

[1]	Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –77 million (SEK 5,070 million in 2022 and SEK 2,646 million in 2021), and realized gains/losses net from divested/liquidated companies, SEK 59 million (SEK –85 million in 2022 and SEK 46 million in 2021).